Share Capital (Details Narrative) - shares	Dec. 20, 2019	Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [abstract]
Reverse share split, description	1-100 reverse share split
Number of warrants outstanding		582,194	610,122